Debt (Details) - USD ($)							1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 09, 2023	Nov. 04, 2022	Mar. 31, 2022	Jan. 01, 2022	May 14, 2020	Oct. 11, 2017	May 31, 2023	May 31, 2022	Mar. 31, 2022	Dec. 27, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 11, 2023	May 08, 2023	Apr. 30, 2023	Apr. 23, 2023	Mar. 31, 2023	May 24, 2022	Apr. 24, 2019
Debt (Details) [Line Items]
Principal amount			$ 10,770,037		$ 150,000				$ 10,770,037
Debenture																								$ 3,000,000
Annual interest rate																15.00%
Knight Loan amount																$ 20,596,595
Promissory note issued amount						$ 750,000
Interest rate, per annum						10.00%
Maturity days						30 days			30 days							30 days
Excess fair value discount											$ 120,683		$ 120,683			$ 120,683	$ 120,683
Note and incurred costs													1,767			1,767
Amortization discount											3,869	$ 0	52,628	$ 0		4,955	0
Interest expense											4,944	29,429	66,558	85,242
Converted shares (in Shares)			214,934
Debt extinguishment gain													223,077
Promissory notes face amount								$ 888,889
Original issue discount rate								10.00%
Original issue discount								$ 88,889					$ 10,128,500
Debt issuance costs								91,436																$ 2,100,000
Net proceeds								$ 708,564
Notes bear interest								10.00%
Default interest rate								15.00%
Face amount, percentage								100.00%
Additional cash payments							$ 22,222	$ 8,472
Description of 2022 and 2023 bridge note													As a result of the completion of the IPO and as required under the terms of the 2022 and 2023 Bridge Notes, the Company issued the holders 303,982 shares of common stock, determined by the outstanding principal balance of each note divided by the IPO price. In addition, the Company made cash payments to the holders of the 2022 and 2023 Bridge Notes totaling $1,749,488 for the outstanding principal, accrued interest and Extension Payments (2022 Bridge Notes only), in full settlement of the outstanding debt obligations. The embedded derivative liability (conversion feature) was marked to market on the settlement date, and the Company recognized a debt extinguishment loss of $614,670 upon settlement, representing the difference between (i) the reacquisition price, consisting of cash and shares, and (ii) the net carrying value of the debt including associated derivative liabilities on the date of conversion.
Amortization of debt discounts													$ 669,148	821,154		1,090,387	604,595
Description of related party notes													As a result of the completion of the IPO and as required under the terms of the Related Party Notes, the entirety of the outstanding principal balance converted to 79,926 shares of common stock at a conversion rate equal to 80% of the IPO price, fully satisfying the Company’s obligations with respect to the principal amount. In addition, the Company made cash payments to the related party holders totaling $31,968 in full settlement of the outstanding accrued interest and Extension Payments. The Company recognized a final mark to market adjustment of the embedded derivative liability (conversion feature), and as a result, no gain or loss was recognized on the debt extinguishment.
Accumulated interest																1,555,670	1,167,734
Gross proceeds													$ 6,454,325
Initial public offering discount, percentages													15.00%		15.00%
Common stock outstanding, percentages													19.90%
Payment of milestones													$ 10,000,000		$ 10,000,000
Regulatory advice value													$ 30,000		$ 30,000
Cumulative dividend															6.00%							6.00%
Common stock ownership percentage											19.90%		19.90%		19.90%
Equal royalty pay to lender, percentage				$ 3.5
Extinguishment Amount	$ 839,887										$ (391,593)		$ (1,231,480)			120,683
Description of knight debt conversion agreement													As a result of the completion of the IPO and as required under the terms of the Knight Debt Conversion Agreement, the cumulative outstanding principal as of March 31, 2022 converted to 1,108,337 shares of common stock (representing 19.9% ownership of the Company’s common stock after giving effect to the IPO). In addition, the entirety of the accumulated interest as of March 31, 2022 converted into 80,965 shares of Series A Preferred Stock at the conversion rate detailed above, in full satisfaction of the Company’s obligations with respect to the accumulated interest. Upon consummation of the IPO and under the terms of the Knight Debt Conversion Agreement, the Company became obligated to the contingent milestone payments and the accumulated Royalty discussed above, which value was included in the reacquisition price of the debt upon extinguishment. The Company recognized a final mark-to-market adjustment of $6,106,066 to adjust the Convertible Knight Loan to its fair value on the date of settlement, and as a result, no gain or loss was recognized on the debt extinguishment.
Unamortized original issue discount											0		$ 0			279,061	779,164
Annual interest rate					3.75%
Committed to monthly payments					$ 731
Interest payments		$ 731														2,193
Long-term debt, current maturities													8,772			163,022	159,161
Long-term liability											152,594		152,594			160,272	159,161
Current maturity																2,750
Payment terms, balloon payment to be paid													32,383
Short term advance, received																		$ 250,000		$ 50,000
Cumulative gross profits																	1,790,744
Fair value amendment																1,099,578
Interest expense																115,546	104,558
Long-term debt, current maturities																2,750
Long-term debt								979,275								160,272			$ 555,000				$ 979,275
Due payament																32,283
Minimum [Member]
Debt (Details) [Line Items]
Cumulative gross profits																$ 1,583,231
Knight Therapeutics, Inc. [Member]
Debt (Details) [Line Items]
Principal amount										$ 6,309,823
Accrued interest										4,160,918
Debenture										$ 3,483,851
Annual interest rate																15.00%					15.00%
Debenture interest rate																					9.00%
Promissory Note [Member]
Debt (Details) [Line Items]
Interest rate						5.00%
2022 Bridge Notes [Member]
Debt (Details) [Line Items]
Promissory notes face amount								$ 888,889
Original issue discount rate								10.00%
Original issue discount								$ 88,889
Debt issuance costs								91,436
Net proceeds								$ 708,564
Notes bear interest								10.00%
Default interest rate								15.00%
Face amount, percentage								100.00%
Fully vested warrants exercise price percentage								110.00%
2023 Bridge Notes [Member]
Debt (Details) [Line Items]
Promissory notes face amount							$ 722,222
Original issue discount rate							10.00%
Original issue discount							$ 72,222
Debt issuance costs							95,000
Net proceeds							$ 555,000
Notes bear interest							10.00%
Default interest rate							15.00%
Face amount, percentage							100.00%
Fully vested warrants exercise price percentage							110.00%
Related Party Notes [Member]
Debt (Details) [Line Items]
Amortization of debt discounts													670,550	453,063
Knight Debt Conversion [Member]
Debt (Details) [Line Items]
Principal amount			$ 10,770,037						$ 10,770,037
Accumulated interest			$ 8,096,486						$ 8,096,486
Accumulated capitalized interest costs													100
Debenture [Member]
Debt (Details) [Line Items]
Amortized interest expense											13,696	$ 368,091	13,696	$ 368,091		$ 500,103	$ 431,625
Small Business Administration [Member]
Debt (Details) [Line Items]
Principal payments											161,366		161,366			163,022
Knight Loan [Member] | Maximum [Member]
Debt (Details) [Line Items]
Cumulative gross profits																$ 7,000,000
IPO [Member]
Debt (Details) [Line Items]
Gross proceeds															$ 7,000,000
IPO [Member] | Knight Debt Conversion [Member]
Debt (Details) [Line Items]
Accumulated interest															100
Chief Executive Officer [Member]
Debt (Details) [Line Items]
Promissory notes face amount								$ 338,889
Original issue discount rate								10.00%
Original issue discount								$ 33,888
Debt issuance costs								34,289
Net proceeds								$ 270,711
Notes bear interest								6.00%
Default interest rate								15.00%
Face amount, percentage								20.00%
Fully vested warrants exercise price percentage								90.00%
Forecast [Member] | IPO [Member]
Debt (Details) [Line Items]
Gross proceeds															$ 7,000,000
Geoffrey S. Dow Revocable Trust [Member]
Debt (Details) [Line Items]
Short term advance, received																						$ 200,000
Short term advance, received													23,000
Tyrone Miller [Member]
Debt (Details) [Line Items]
Short term advance, received											$ 27,000		$ 27,000